OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

August 23, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:   Oppenheimer Variable Account Funds (the "Registrant" or the “Trust”)
Post-Effective Amendment No. 68 under the Securities Act
and Amendment No. 63 under the Investment Company Act
File Nos. 2-93177; 811-4108:
Filing to Register Shares of a Newly Added Series – Oppenheimer Diversified Alternatives Fund/VA

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing on Form N-1A is hereby being made under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) on behalf of the Registrant to register Non-Service Shares and Service Shares of Oppenheimer Diversified Alternatives Fund/VA, a new series of the Registrant (the “Registration Statement”). This Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series and classes of the Trust.

In connection with this filing, pursuant to Investment Company Act Release No. IC 13768 (February 15, 1984), the Trust respectfully requests selective review of the Registration Statement, to limit review to the following sections of the prospectus and SAI:

  “THE FUND SUMMARY” and “MORE ABOUT THE FUND” sections of the prospectus; and
  The “ABOUT THE FUNDS” section of the SAI.

The Fund believes that selective review of the above sections is proper because the remaining section of the prospectus, titled “MORE ABOUT YOUR ACCOUNT,” and the remaining sections of the SAI, titled “ABOUT YOUR ACCOUNT,” “APPENDIX A: MAJOR SHAREHOLDERS,” and “APPENDIX B: RATINGS DEFINITIONS,” are substantially similar and not materially different from those same sections most recently reviewed by SEC staff in connection with the 485(a) filed for Capital Income Fund/VA and Equity Income Fund/VA, each a series of the Trust, filed February 22, 2013 (File No. 2-93177; SEC Accession No. 0000728889-13-000298).

The consent of the Fund’s independent auditors is not included in this Registration Statement, but will be added by Amendment. This filing is scheduled to go effective in seventy-five days on (November 6, 2013), as indicated on the facing page.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310

tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President & Senior Counsel

Enclosures

cc:	Valerie J. Lithotomos, Esq.

Paulita A. Pike, Esq.

Rita Rubin, Esq.

Arthur S. Gabinet Esq.

         Lori E. Bostrom, Esq.
       Edward Gizzi, Esq.
       Gloria J. LaFond